Pension plan obligations (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2024	R$ 223,156
Payment of benefits expected in 2025	215,853
Payment of benefits expected in 2026	207,437
Payment of benefits expected in 2027	197,606
Payment of benefits expected in 2028 or after	2,138,811
Payment of benefits expected	R$ 2,982,863
Duration	13 years 1 month 6 days
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2024	R$ 190,425
Payment of benefits expected in 2025	177,004
Payment of benefits expected in 2026	167,075
Payment of benefits expected in 2027	156,583
Payment of benefits expected in 2028 or after	1,407,535
Payment of benefits expected	R$ 2,098,622
Duration	10 years 5 months 8 days